Other Taxes Payable - Schedule of Other Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Taxes Payable [Abstract]
Withholding individual income taxes for employees	¥ 6,975		¥ 6,999
VAT payables	861		5,186
Others	32		18
Total	¥ 7,868	$ 1,078	¥ 12,203